PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decom-missioning provision	Legal provision	Other provisions	Total *

As of January 1, 2018	98	106	49	34	287

Arising during the year	11	4	5	43	63
Reclassified to assets held for sale	(1)	(4)	—	—	(5)
Utilized	(11)	(1)	(2)	(15)	(29)
Unused amounts reversed	—	(2)	(8)	—	(10)
Transfer and reclassification	65	—	—	—	65
Discount rate adjustment and imputed interest (change in estimate)	—	8	—	—	8
Translation adjustments and other	(12)	(18)	—	(5)	(35)

As of December 31, 2018	150	93	44	57	344
Non-current	—	93	17	—	110
Current	150	—	27	57	234

As of January 1, 2019	150	93	44	57	344

Arising during the year	79	28	3	70	180
Utilized	(105)	(1)	(6)	(51)	(163)
Unused amounts reversed	(4)	—	(15)	—	(19)
Transfer and reclassification	5	5	(1)	(2)	7
Discount rate adjustment and imputed interest (change in estimate)	—	8	—	—	8
Translation adjustments and other	1	5	1	(4)	3

As of December 31, 2019	126	138	26	70	360
Non-current	—	138	—	—	138
Current	126	—	26	70	222

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.

The timing of payments in respect of provisions is, with some exceptions, not contractually fixed and cannot be estimated with certainty. In addition, with respect to legal proceedings, given inherent uncertainties, there can be no guarantee that the ultimate outcome will be in line with VEON’s current expectations. See “Sources of estimation uncertainty” below for further details regarding assumptions and sources of uncertainty.
The Group has recognized a provision for decommissioning obligations associated with future dismantling of its towers in various jurisdictions.
Settlement of GTH Taxes
In June 2019, GTH reached agreement with the Egyptian Tax Authority ("ETA") to settle tax liabilities of GTH and its Egyptian subsidiaries for a total amount of US$136 (the "GTH Tax Settlement"). The GTH Tax Settlement is in respect of tax liabilities of GTH and its Egyptian subsidiaries for the tax years 2000 through 2018 was settled following payments made in June 2019 and September 2019. As a result of the GTH Tax Settlement, the Group recorded an increase in non-income tax provisions of US$27, recorded in 'Selling, general and administrative expenses' in the consolidated income statement, and an increase in income tax liabilities of US$29, recorded in 'Income tax expenses' in the consolidated income statement (refer Note 9).
Investigations by SEC / DOJ / OM
During the first quarter of 2016, the Company reached resolutions through agreements with the U.S. Securities and Exchange Commission (“SEC”), the U.S. Department of Justice (“DOJ”), and the Dutch Public Prosecution Service (Openbaar Ministerie) (“OM”) relating to the previously disclosed investigations under the U.S. Foreign Corrupt Practices Act (the “FCPA”) and relevant Dutch laws. On February 18, 2016, the United States District Court for the Southern District of New York (the “District Court”) approved the agreements with the DOJ relating to charges that the Company and its subsidiary violated the anti-bribery, books-and-records and internal controls provisions of the FCPA. These agreements consisted of the deferred prosecution agreement (the “DPA”), entered into by VEON and the DOJ and a guilty plea by Unitel, a subsidiary of VEON operating in Uzbekistan. VEON also agreed to oversight by an independent compliance monitor to promote continued, and regular, compliance enhancements across the Company and its subsidiaries. On October 31, 2019, VEON announced that the DPA had concluded and the DOJ filed a motion to dismiss the criminal information in the District Court, marking the conclusion of the compliance monitorship required by the DPA and VEON’s settlement with the US Department of Justice and Securities and Exchange Commission. On February 26, 2020, the District Court granted the motion to dismiss with prejudice and closed the case.
In 2019, the Company paid US$6 in legal fees (2018: US$7), utilizing this provision. The Company has revised its estimates in respect of this provision, with a reduction of US$10 leading to a remaining provision of US$10 as of December 31, 2019 (2018: US$26).
CONTINGENT LIABILITIES
The Group had contingent liabilities as of December 31, 2019 as set out below.
VEON - Securities Class Action
On November 4, 2015, a class action lawsuit was filed in the United States against VEON and certain of its then current and former officers by Charles Kux-Kardos, on behalf of himself and other investors in the Company alleging certain violations of the U.S. federal securities laws in connection with the Company’s public disclosures relating to its operations in Uzbekistan. On December 4, 2015, a second complaint was filed by Westway Alliance Corp. that asserts essentially the same claims in connection with essentially the same disclosures.
On April 27, 2016, the court consolidated the two actions and appointed Westway as lead plaintiff. On May 6, 2016, a motion for reconsideration was filed on the appointment of Westway as lead plaintiff and on September 26, 2016, the court affirmed the selection of Westway as the lead plaintiff. An amended complaint was filed on December 9, 2016.
On September 19, 2017, the Court in the Southern District of New York rendered a decision granting in part VEON’s motion to dismiss the Amended Complaint.
On February 9, 2018, VEON filed its Answer and Affirmative Defenses to the allegations that remain in the Amended Complaint after the Court’s September 19, 2017 Order. Motions to dismiss were filed by all the individual defendants on February 9, 2018. On April 13, 2018, plaintiff dismissed its claims voluntarily against one of the individual defendants. On August 30, 2018, the Court granted the motions to dismiss by all of the individual defendants remaining in the action, and the time for appeal has now expired. On May 17, 2019, VEON filed a motion for judgment on the pleadings, arguing that Westway lacked standing as a result of the September 19, 2017 order because it had not purchased any securities on or after the date of the earliest alleged misstatement. On May 21, 2019, the Rosen Law Firm submitted a letter to the Court on behalf of Boris Lvov seeking a pre-motion conference for leave to file a motion to intervene and substitute Lvov as lead plaintiff. On May 24, 2019, Westway filed a letter opposing Mr. Lvov’s request, and VEON filed a letter taking no position. Westway filed its opposition to VEON’s motion on June 17, 2019, and VEON filed its reply papers on June 28, 2019. The Court’s ruling on VEON’s motion for judgment on the pleadings is pending. The Company intends to vigorously defend the action at all phases of the proceedings.
Canadian action brought by the Catalyst Capital Group Inc.
VEON was a defendant in an action brought in 2016 by The Catalyst Capital Group Inc. (“Catalyst”) for CAD 1.3 billion (US$1,034) alleging breach of contract in the Superior Court of Justice in Ontario, Canada.
On April 18, 2018, the Superior Court dismissed Catalyst’s claim as an abuse of process. On May 2, 2019, the Ontario Court of Appeal upheld the dismissal. On November 14, 2019, the Supreme Court of Canada denied Catalyst’s application for leave to appeal the dismissal. There is no further avenue of appeal and Catalyst’s claim is fully terminated. All defendants, including VEON, were awarded legal costs for each level of proceedings.
VAT on Replacement SIMs
SIM Cards Issued June 2009 to December 2011
On April 1, 2012, the National Board of Revenue (“NBR”) issued a demand to Banglalink Digital Communications Limited (“Banglalink”) for BDT 7.74 billion (US$94) for unpaid SIM tax (VAT and supplementary duty). The NBR alleged that Banglalink evaded SIM tax on new SIM cards by issuing them as replacements. On the basis of 5 random SIM card purchases made by the NBR, the NBR concluded that all SIM card replacements issued by Banglalink between June 2009 and December 2011 (7,021,834 in total) were new SIM connections and subject to tax. Similar notices were sent to three other operators in Bangladesh. Banglalink and the other operators filed separate petitions in the High Court, which stayed enforcement of the demands.
In an attempt to assist the NBR in resolving the dispute, the Government ordered the NBR to form a Review Committee comprised of the NBR, the Commissioner of Taxes (“LTU”), Bangladesh Telecommunication Regulatory Commission (“BTRC”), AMTOB and the operators (including Banglalink). The Review Committee identified a methodology to determine the amount of unpaid SIM tax and, after analyzing 1,200 randomly selected SIM cards issued Banglalink, determined that only 4.83% were incorrectly registered as replacements. The Review Committee’s interim report was signed off by all the parties, however, the Convenor of the Review Committee reneged on the interim report and unilaterally published a final report that was not based on the interim report or the findings of the Review Committee. The operators objected to the final report.
The NBR Chairman and operators’ representative agreed that the BTRC would prepare further guidelines for verification of SIM users. Although the BTRC submitted its guidelines (under which Bangalink’s exposure was determined to be 8.5% of the original demand), the Convenor of the Review Committee submitted a supplementary report which disregarded the BTRC’s guidelines and assessed Banglalink’s liability for SIM tax to be BDT 7.62 billion (US$92). The operators refused to sign the supplementary report.
On May 18, 2015, Banglalink received an updated demand from the LTU claiming Banglalink had incorrectly issued 6,887,633 SIM cards as replacement SIM cards between June 2009 and December 2011 and required Banglalink to pay BDT 5.32 billion (US$64) in SIM tax. The demand also stated that interest may be payable. Similar demands were sent to the other operators.
On June 25, 2015, Banglalink filed an application to the High Court to stay the updated demand, and a stay was granted. On August 13, 2015, Banglalink filed its appeal against the demand before the Appellate Tribunal and deposited 10% of the amount demanded in order to proceed. The other operators also appealed their demands. On May 26, 2016, Banglalink presented its legal arguments and on September 28, 2016, the appeals of all the operators were heard together.
The Bangladesh Appellate Tribunal rejected the appeal of Banglalink and all other operators on June 22, 2017. On July 11, 2017, Banglalink filed an appeal of the Appellate Tribunal’s judgment with the High Court Division of the Supreme Court of Bangladesh. An appeal hearing is not yet scheduled.
SIM Cards Issued July 2012 to June 2015
On November 20, 2017, the LTU issued a final demand to Banglalink for BDT 1.69 billion (US$20) for unpaid tax on SIM card replacements issued by Banglalink between July 2012 and June 2015. On February 20, 2018, Banglalink filed its appeal against this demand before the Appellate Tribunal and deposited 10% of the amount demanded in order to proceed. By its judgment dated February 10, 2020, the Appellate Tribunal rejected Banglalink’s appeal. Banglalink can appeal the decision to the High Court Division within 90 days of the judgment.The operators continue to engage in discussions with the government in an attempt to resolve the dispute. As of December 31, 2019, the Company has recorded a provision of US$11 (2018: US$11). Hearings took place on March 19, 2019 and April 23, 2019. Further appeal hearings are not yet scheduled.
Dispute concerning sale of Telecel Globe Limited
Global Telecom Holding S.A.E. (“GTH”) and Niel Natural Resources Investments S.A. ("Niel") entered into a Share Purchase Agreement on March 28, 2013, as amended from time to time (the “SPA”) in relation to the proposed purchase by Niel of GTH's majority stake in Telecel Globe Limited ("Telecel") and telecommunications operations in the Central African Republic and Burundi. The parties subsequently entered into three amendments to the original SPA between April and August 2013 due to Niel’s failure to timely close the intended transaction. Pursuant to the terms of the amendments, the parties extended the Longstop Date each time in exchange for payments of deposits by Niel. As Niel ultimately failed to close the intended transaction, the deposits paid to GTH were not refunded, which was in accordance with the terms of the SPA which is no longer in force. GTH completed the sale of Telecel in October 2014, to another purchaser for consideration less than had been agreed with Niel.
During 2019, Niel commenced an arbitration at the London Court of International Arbitration (“LCIA”) in relation to the deposit monies retained by GTH and, in the Dutch courts, obtained an ex parte order attaching funds on GTH’s bank accounts in The Netherlands and other pre-award security. Niel consented to the partial lifting of this Dutch court order as to the bank accounts and certain other pre-award security on December 3, 2019. On July 5, 2019, the Tribunal granted GTH’s application for security for costs, pursuant to which Niel deposited GBP 250,000 in escrow with the LCIA. Niel filed its Statement of Claim on July 25, 2019; GTH filed its Statement of Defence and Cross-Claim on September 5, 2019; Niel filed its Statement of Reply and Defence to Cross-Claims on October 1, 2019; GTH filed its Statement of Reply to the Defence to Cross-Claims on October 14, 2019. A hearing is scheduled for September 2020.
On February 27, 2020, Niel joined GTH as a party to its claim originally lodged against the FRA and Prime Minister of Egypt in the Egyptian administrative courts on September 5, 2019. Niel is contesting the FRA’s approval of the GTH delisting and sale of assets to VEON Holdings B.V. to avoid any interference with Niel’s ability to enforce a potential award against GTH. On November 16, 2019, the court referred the case to the State Commissioner (a preparatory unit within the administrative court). The next hearing date before the state commissioner is April 6, 2020.
GTH plans to continue vigorously contesting Niel’s arbitration claims and otherwise defending against all proceedings and actions in relation to the dispute with Niel.

Other contingencies and uncertainties
In addition to the individual matters mentioned above, the Company is involved in other disputes, litigation and regulatory inquiries and investigations, both pending and threatened, in the ordinary course of its business. The Company’s dispute with the Pakistan Telecommunication Authority over its license renewal in Pakistan, explained in Note 15 below, is an example of such a matter. The total value of all other individual contingencies that are able to be quantified and are above US$5, other than disclosed above, amounts to US$69 (2018: US$68). The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company. Furthermore, the Company believes it has provided for all probable liabilities arising in the ordinary course of its business.
For the ongoing matters described above, where the Company has concluded that the potential loss arising from a negative outcome in the matter cannot be estimated, the Company has not recorded an accrual for the potential loss. However, in the event a loss is incurred, it may have an adverse effect on the results of operations, liquidity, capital resources, or financial position of the Company.
ACCOUNTING POLICIES
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

SOURCE OF ESTIMATION UNCERTAINTY
The Group is involved in various legal proceedings, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable.
In the ordinary course of business, VEON may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in the countries in which VEON operates, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act (“FCPA”). Non-compliance with such rules and laws may cause VEON to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which VEON operates. In the opinion of management, VEON’s liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of VEON.